Note 4 - Property and Equipment	12 Months Ended
Dec. 31, 2011
Property, Plant and Equipment Disclosure [Text Block]
4.	Property and equipment

Property and equipment
December 31, 2011	Cost	Accumulated depreciation and impairment	Net book value

Lab equipment	$7,688,286	$(6,984,194)	$704,092
Leashold improvements	7,212,104	(5,976,916)	1,235,188
Computer hardware and software	3,120,072	(2,869,622)	250,450
Furniture and fixtures	664,029	(656,180)	7,849
	$18,684,491	$(16,486,912)	$2,197,579

December 31, 2010	Cost	Accumulated depreciation and impairment	Net book value

Laboratory equipment	$7,668,582	$(6,554,699)	1,113,883
Leasehold improvements	7,256,186	(5,730,396)	1,525,790
Computer and office equipment	3,080,100	(2,621,522)	458,578
Furniture and fixtures	664,029	(648,864)	15,165
	$18,668,897	$(15,555,481)	3,113,416